Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Pacer Cash Cows Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Cash Cows Fund of Funds ETF
Class Name	Pacer Cash Cows Fund of Funds ETF
Trading Symbol	HERD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Cash Cows Fund of Funds ETF	$8	0.15%
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 90,613,863
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$90,613,863
Number of Holdings	5
Portfolio Turnover	2%
30-Day SEC Yield	2.50%
30-Day SEC Yield Unsubsidized	2.50%

Holdings [Text Block]

Top 10 Issuers	(%)
Pacer US Cash Cows 100 ETF	20.3%
Pacer US Cash Cows Growth ETF	20.3%
Pacer Global Cash Cows Dividend ETF	19.9%
Pacer US Small Cap Cash Cows 100 ETF	19.8%
Pacer Developed Markets International Cash Cows 100 ETF	19.6%

Top Sectors**	(%)
Cash & Other	100.0%
[2]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Shareholder Report [Line Items]
Fund Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Class Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Trading Symbol	SZNE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$30	0.60%
[3]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 33,407,223
Holdings Count | $ / shares	226
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$33,407,223
Number of Holdings	226
Portfolio Turnover	101%
30-Day SEC Yield	1.48%
30-Day SEC Yield Unsubsidized	1.48%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.5%
Steel Dynamics, Inc.	1.0%
Vulcan Materials Co.	1.0%
Smurfit WestRock PLC	1.0%
Air Products & Chemicals, Inc.	1.0%
Packaging Corp. of America	1.0%
International Paper Co.	1.0%
Albemarle Corp.	1.0%
Martin Marietta Materials, Inc.	1.0%
Corteva, Inc.	1.0%

Top Sectors**	(%)
Materials	25.2%
Industrials	25.2%
Consumer Discretionary	25.0%
Information Technology	24.3%
Cash & Other	0.3%
[4]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data & Infrastructure Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data & Infrastructure Real Estate ETF
Class Name	Pacer Data & Infrastructure Real Estate ETF
Trading Symbol	SRVR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data & Infrastructure Real Estate ETF	$31	0.55%
[5]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 461,250,931
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$461,250,931
Number of Holdings	21
Portfolio Turnover	20%
30-Day SEC Yield	2.68%
30-Day SEC Yield Unsubsidized	2.63%

Holdings [Text Block]

Top 10 Issuers	(%)
Digital Realty Trust, Inc.	16.8%
Equinix, Inc.	15.6%
American Tower Corp.	13.4%
Mount Vernon Liquid Assets Portfolio, LLC	7.6%
China Tower Corp. Ltd.	5.0%
Iron Mountain, Inc.	4.7%
Iridium Communications, Inc.	4.3%
SBA Communications Corp.	4.2%
NEXTDC Ltd.	4.2%
Infrastrutture Wireless Italiane SpA	4.1%

Top Sectors**	(%)
Real Estate	63.7%
Communication Services	24.9%
Information Technology	7.6%
Financials	3.8%
Cash & Other	0.0%
[6]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data and Digital Revolution ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data and Digital Revolution ETF
Class Name	Pacer Data and Digital Revolution ETF
Trading Symbol	TRFK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data and Digital Revolution ETF	$33	0.60%
[7]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 43,137,075
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$43,137,075
Number of Holdings	76
Portfolio Turnover	28%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%

Holdings [Text Block]

Top 10 Issuers	(%)
Oracle Corp.	11.2%
Nvidia Corp.	11.1%
Broadcom, Inc.	10.1%
Advanced Micro Devices, Inc.	4.6%
Cisco Systems, Inc.	4.3%
Intel Corp.	4.1%
Motorola Solutions, Inc.	3.3%
Marvell Technology, Inc.	3.1%
Arista Networks, Inc.	3.1%
Crowdstrike Holdings, Inc.	3.0%

Top Sectors**	(%)
Information Technology	90.9%
Industrials	9.0%
Cash & Other	0.1%
[8]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets International Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets International Cash Cows 100 ETF
Class Name	Pacer Developed Markets International Cash Cows 100 ETF
Trading Symbol	ICOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets International Cash Cows 100 ETF	$33	0.65%
[9]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,330,304,763
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,330,304,763
Number of Holdings	102
Portfolio Turnover	41%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.61%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
Deutsche Telekom AG	2.5%
British American Tobacco PLC	2.3%
Engie SA	2.1%
Koninklijke Ahold Delhaize NV	2.1%
Vodafone Group PLC	2.1%
Eni SpA	2.1%
Nippon Yusen KK	2.1%
Suncor Energy, Inc.	2.0%
Telefonica SA	2.0%

Top Sectors	(%)
Energy	21.4%
Industrials	20.9%
Materials	14.2%
Consumer Discretionary	13.2%
Consumer Staples	11.7%
Communication Services	8.7%
Utilities	4.8%
Information Technology	2.3%
Health Care	2.2%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Emerging Markets Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Emerging Markets Cash Cows 100 ETF
Class Name	Pacer Emerging Markets Cash Cows 100 ETF
Trading Symbol	ECOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Emerging Markets Cash Cows 100 ETF	$37	0.70%
[10]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 108,535,180
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$108,535,180
Number of Holdings	111
Portfolio Turnover	43%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.17%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.4%
Xiaomi Corp.	3.0%
JD.com, Inc.	2.7%
Alibaba Group Holding Ltd.	2.5%
Li Auto, Inc.	2.4%
Hon Hai Precision Industry Co. Ltd.	2.4%
PTT PCL	2.2%
Quanta Computer, Inc.	2.2%
Tenaga Nasional Bhd	2.1%
JD Logistics, Inc.	2.1%

Top Sectors**	(%)
Industrials	17.5%
Information Technology	17.4%
Consumer Discretionary	12.4%
Consumer Staples	12.1%
Energy	11.7%
Communication Services	10.5%
Materials	9.7%
Utilities	7.9%
Health Care	0.3%
Cash & Other	0.5%
[11]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Global Cash Cows Dividend ETF
Shareholder Report [Line Items]
Fund Name	Pacer Global Cash Cows Dividend ETF
Class Name	Pacer Global Cash Cows Dividend ETF
Trading Symbol	GCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Global Cash Cows Dividend ETF	$31	0.60%
[12]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 2,051,853,333
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,051,853,333
Number of Holdings	101
Portfolio Turnover	27%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Co.	2.6%
Philip Morris International, Inc.	2.5%
AT&T, Inc.	2.4%
International Business Machines Corp.	2.4%
AbbVie, Inc.	2.3%
Altria Group, Inc.	2.3%
Roche Holding AG	2.2%
3M Co.	2.2%

Top Sectors**	(%)
Energy	18.7%
Health Care	17.6%
Consumer Staples	15.2%
Communication Services	12.8%
Industrials	11.3%
Materials	8.7%
Utilities	6.3%
Consumer Discretionary	6.0%
Information Technology	2.9%
Cash & Other	0.5%
[13]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrial Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrial Real Estate ETF
Class Name	Pacer Industrial Real Estate ETF
Trading Symbol	INDS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrial Real Estate ETF	$29	0.55%
[14]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 181,587,176
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$181,587,176
Number of Holdings	30
Portfolio Turnover	7%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.38%

Holdings [Text Block]

Top 10 Issuers	(%)
Public Storage	15.3%
Prologis, Inc.	14.5%
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
Extra Space Storage, Inc.	4.6%
EastGroup Properties, Inc.	4.6%
CubeSmart	4.4%
WP Carey, Inc.	4.4%
Rexford Industrial Realty, Inc.	4.3%
Segro PLC	4.2%
First Industrial Realty Trust, Inc.	4.2%

Top Sectors**	(%)
Real Estate	99.8%
Cash & Other	0.2%
[15]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrials and Logistics ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrials and Logistics ETF
Class Name	Pacer Industrials and Logistics ETF
Trading Symbol	SHPP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrials and Logistics ETF	$31	0.60%
[16]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,096,631
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,096,631
Number of Holdings	98
Portfolio Turnover	20%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%

Holdings [Text Block]

Top 10 Issuers	(%)
SAP SE	10.7%
Union Pacific Corp.	7.7%
ABB Ltd.	5.6%
United Parcel Service, Inc.	5.4%
Norfolk Southern Corp.	4.3%
Canadian Pacific Kansas City Ltd.	3.9%
Canadian National Railway Co.	3.7%
FedEx Corp.	3.6%
DHL Group	3.6%
CSX Corp.	3.5%

Top Sectors**	(%)
Industrials	85.6%
Information Technology	13.1%
Energy	1.0%
Cash & Other	0.3%
[17]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Alternator ETF
Class Name	Pacer Lunt Large Cap Alternator ETF
Trading Symbol	ALTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Alternator ETF	$32	0.60%
[18]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 206,059,747
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,059,747
Number of Holdings	101
Portfolio Turnover	38%
30-Day SEC Yield	1.55%
30-Day SEC Yield Unsubsidized	1.55%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.1%
T-Mobile US, Inc.	1.4%
Berkshire Hathaway, Inc. - Class B	1.4%
Visa, Inc.	1.3%
Fiserv, Inc.	1.2%
Coca-Cola Co.	1.2%
Loews Corp.	1.2%
Walmart, Inc.	1.2%
Republic Services, Inc.	1.2%
Kinder Morgan, Inc.	1.2%

Top Sectors**	(%)
Financials	23.4%
Industrials	15.1%
Consumer Staples	14.7%
Utilities	12.7%
Health Care	9.7%
Materials	6.5%
Consumer Discretionary	5.1%
Information Technology	4.1%
Energy	3.4%
Cash & Other	5.3%
[19]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Class Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Trading Symbol	PALC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$32	0.60%
[20]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 343,731,867
Holdings Count | $ / shares	183
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$343,731,867
Number of Holdings	183
Portfolio Turnover	161%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%

Holdings [Text Block]

Top 10 Issuers	(%)
Broadcom, Inc.	5.7%
Nvidia Corp.	5.5%
Amazon.com, Inc.	5.2%
Costco Wholesale Corp.	4.0%
Meta Platforms, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
Eli Lilly & Co.	3.4%
JPMorgan Chase & Co.	2.8%
MasterCard, Inc.	2.4%
Johnson & Johnson	2.3%

Top Sectors**	(%)
Information Technology	26.5%
Financials	19.9%
Industrials	12.4%
Consumer Staples	10.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Communication Services	6.9%
Energy	1.7%
Materials	1.5%
Cash & Other	1.7%
[21]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt MidCap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Class Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Trading Symbol	PAMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt MidCap Multi-Factor Alternator ETF	$31	0.60%
[22]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 61,980,624
Holdings Count | $ / shares	153
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$61,980,624
Number of Holdings	153
Portfolio Turnover	212%
30-Day SEC Yield	1.37%
30-Day SEC Yield Unsubsidized	1.37%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.1%
Illumina, Inc.	3.2%
Dynatrace, Inc.	2.1%
Penumbra, Inc.	1.4%
WP Carey, Inc.	1.3%
Floor & Decor Holdings, Inc.	1.3%
Paylocity Holding Corp.	1.1%
PNM Resources, Inc.	1.1%
Flowers Foods, Inc.	1.1%
Alcoa Corp.	1.0%

Top Sectors**	(%)
Industrials	15.4%
Financials	14.2%
Health Care	12.4%
Real Estate	11.1%
Information Technology	11.1%
Consumer Discretionary	9.8%
Utilities	8.8%
Materials	7.7%
Consumer Staples	5.4%
Cash & Other	4.1%
[23]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer MSCI World Industry Advantage ETF
Shareholder Report [Line Items]
Fund Name	Pacer MSCI World Industry Advantage ETF
Class Name	Pacer MSCI World Industry Advantage ETF
Trading Symbol	GLBL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of September 16, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer MSCI World Industry Advantage ETF	$8	0.66%
[24]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 813,192
Holdings Count | $ / shares	384
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$813,192
Number of Holdings	384
Portfolio Turnover	0%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%

Holdings [Text Block]

Top 10 Securities	(%)
Amazon.com, Inc.	5.1%
Nvidia Corp.	5.1%
Apple, Inc.	4.9%
Microsoft Corp.	4.7%
Meta Platforms, Inc. - Class A	4.0%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	2.8%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	1.7%

Top Sectors**	(%)
Information Technology	34.8%
Financials	14.7%
Communication Services	14.2%
Consumer Discretionary	13.6%
Health Care	8.8%
Consumer Staples	4.7%
Real Estate	3.8%
Industrials	2.9%
Energy	1.3%
Cash & Other	1.2%
[25]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Class Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Trading Symbol	QQQG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of August 19, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$10	0.50%
[26]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 2,074,738
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,074,738
Number of Holdings	50
Portfolio Turnover	0%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%

Holdings [Text Block]

Top 10 Securities	(%)
Nvidia Corp.	5.7%
Trade Desk, Inc. - Class A	5.3%
Broadcom, Inc.	4.8%
KLA Corp.	4.0%
Cintas Corp.	3.6%
Applied Materials, Inc.	3.5%
Diamondback Energy, Inc.	3.5%
Meta Platforms, Inc. - Class A	3.4%
NXP Semiconductors NV	3.1%
Alphabet, Inc. - Class A	3.0%

Top Sectors**	(%)
Information Technology	53.5%
Communication Services	16.2%
Industrials	12.2%
Consumer Discretionary	7.5%
Health Care	6.0%
Energy	3.5%
Consumer Staples	1.0%
Cash & Other	0.1%
[27]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq International Patent Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq International Patent Leaders ETF
Class Name	Pacer Nasdaq International Patent Leaders ETF
Trading Symbol	PATN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of September 16, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq International Patent Leaders ETF	$8	0.66%
[28]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 806,952
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$806,952
Number of Holdings	100
Portfolio Turnover	0%
30-Day SEC Yield	1.55%
30-Day SEC Yield Unsubsidized	1.55%

Holdings [Text Block]

Top 10 Securities	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.6%
Tencent Holdings Ltd.	7.5%
SAP SE	4.5%
Toyota Motor Corp.	4.3%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	4.0%
Novartis AG	3.7%
Roche Holding AG	3.5%
L’Oreal SA	3.1%
Siemens AG	2.5%

Top Sectors	(%)
Information Technology	39.5%
Industrials	14.9%
Health Care	13.3%
Consumer Discretionary	12.3%
Communication Services	10.3%
Materials	4.1%
Consumer Staples	3.9%
Financials	0.8%
Energy	0.6%
Cash & Other	0.3%

Top Ten Countries	(%)
Japan	29.0%
Taiwan	15.2%
Germany	10.5%
Switzerland	9.4%
China	9.2%
France	8.5%
South Korea	7.9%
Netherlands	6.5%
United Kingdom	1.2%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Pacific Asset Floating Rate High Income ETF
Shareholder Report [Line Items]
Fund Name	Pacer Pacific Asset Floating Rate High Income ETF
Class Name	Pacer Pacific Asset Floating Rate High Income ETF
Trading Symbol	FLRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Pacific Asset Floating Rate High Income ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Pacific Asset Floating Rate High Income ETF	$31	0.60%
[29]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 386,338,392
Holdings Count | $ / shares	191
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$386,338,392
Number of Holdings	191
Portfolio Turnover	24%
30-Day SEC Yield	7.66%
30-Day SEC Yield Unsubsidized	7.66%

Holdings [Text Block]

Top 10 Issuers	(%)
Magnetite CLO Ltd.	3.7%
Neuberger Berman CLO Ltd.	3.0%
Aimco CDO	2.0%
OHA Credit Funding	1.8%
Symphony CLO Ltd.	1.7%
MajorDrive Holdings IV LLC	1.7%
RR Ltd./Cayman Islands	1.6%
SeaWorld Parks & Entertainment, Inc.	1.5%
UKG, Inc.	1.4%
SPX FLOW, Inc.	1.4%

Top Sectors**	(%)
Asset Backed Securities	29.3%
Industrials	18.3%
Consumer Discretionary	16.6%
Technology	7.5%
Financials	6.7%
Materials	5.7%
Energy	3.6%
Health Care	3.1%
Consumer Staples	2.2%
Cash & Other	7.0%
[30]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot 100 ETF
Class Name	Pacer Trendpilot 100 ETF
Trading Symbol	PTNQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot 100 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot 100 ETF	$34	0.65%
[31]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,317,653,548
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,317,653,548
Number of Holdings	105
Portfolio Turnover	1%
30-Day SEC Yield	1.98%
30-Day SEC Yield Unsubsidized	1.98%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	42.9%
Apple, Inc.	5.0%
Nvidia Corp.	4.7%
Microsoft Corp.	4.4%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.9%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.8%
Tesla Motors, Inc.	1.7%
Mount Vernon Liquid Assets Portfolio, LLC	1.6%

Top Sectors**	(%)
Information Technology	28.0%
Communication Services	9.2%
Consumer Discretionary	7.5%
Consumer Staples	3.3%
Health Care	3.3%
Industrials	2.6%
Materials	0.8%
Utilities	0.8%
Financials	0.3%
Cash & Other	44.2%
[32]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot European Index ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot European Index ETF
Class Name	Pacer Trendpilot European Index ETF
Trading Symbol	PTEU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot European Index ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot European Index ETF	$33	0.65%
[33]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 30,345,661
Holdings Count | $ / shares	297
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$30,345,661
Number of Holdings	297
Portfolio Turnover	8%
30-Day SEC Yield	2.62%
30-Day SEC Yield Unsubsidized	2.62%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.9%
ASML Holding NV	4.7%
SAP SE	4.5%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Siemens AG	2.5%
Schneider Electric SE	2.4%
TotalEnergies SE	2.2%
Allianz SE	2.2%
Sanofi SA	2.0%
Air Liquide SA	1.8%

Top Sectors**	(%)
Financials	21.5%
Industrials	18.1%
Consumer Discretionary	13.1%
Information Technology	12.4%
Health Care	7.3%
Consumer Staples	6.1%
Utilities	5.9%
Materials	5.1%
Communication Services	4.6%
Cash & Other	5.9%
[34]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot Fund of Funds ETF
Class Name	Pacer Trendpilot Fund of Funds ETF
Trading Symbol	TRND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot Fund of Funds ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot Fund of Funds ETF	$8	0.15%
[35]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 52,618,660
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,618,660
Number of Holdings	5
Portfolio Turnover	3%
30-Day SEC Yield	2.44%
30-Day SEC Yield Unsubsidized	2.44%

Holdings [Text Block]

Top 10 Issuers	(%)
Pacer Trendpilot US Mid Cap ETF	20.3%
Pacer Trendpilot 100 ETF	20.2%
Pacer Trendpilot US Large Cap ETF	20.1%
Pacer Trendpilot US Bond ETF	19.8%
Pacer Trendpilot International ETF	19.5%

Top Sectors**	(%)
Cash & Other	100.0%
[36]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot International ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot International ETF
Class Name	Pacer Trendpilot International ETF
Trading Symbol	PTIN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot International ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot International ETF	$33	0.65%
[37]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 146,565,470
Holdings Count | $ / shares	459
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$146,565,470
Number of Holdings	459
Portfolio Turnover	9%
30-Day SEC Yield	2.30%
30-Day SEC Yield Unsubsidized	2.30%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.7%
iShares MSCI South Korea ETF	4.0%
Novo Nordisk AS	2.1%
ASML Holding NV	1.6%
Nestle SA	1.5%
SAP SE	1.4%
Roche Holding AG	1.4%
AstraZeneca PLC	1.3%
Toyota Motor Corp.	1.3%
Novartis AG	1.3%

Top Sectors**	(%)
Financials	23.1%
Industrials	15.2%
Health Care	12.1%
Consumer Discretionary	10.1%
Information Technology	8.9%
Consumer Staples	7.7%
Materials	6.0%
Energy	5.2%
Communication Services	3.5%
Cash & Other	8.2%
[38]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Bond ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Bond ETF
Class Name	Pacer Trendpilot US Bond ETF
Trading Symbol	PTBD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Bond ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Bond ETF	$31	0.60%
[39]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 177,219,541
Holdings Count | $ / shares	1,165
Investment Company Portfolio Turnover	316.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$177,219,541
Number of Holdings	1,165
Portfolio Turnover	316%
30-Day SEC Yield	6.06%
30-Day SEC Yield Unsubsidized	6.06%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.2%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.4%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	1.2%
Venture Global LNG, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Cloud Software Group, Inc.	0.9%
Bausch Health Cos., Inc.	0.8%
DISH DBS Corp.	0.8%

Top Sectors**	(%)
Consumer Discretionary	18.9%
Communications	12.7%
Financials	12.4%
Energy	11.8%
Health Care	8.5%
Industrials	8.4%
Materials	7.8%
Utilities	3.8%
Communication Services	3.8%
Cash & Other	11.9%
[40]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Large Cap ETF
Class Name	Pacer Trendpilot US Large Cap ETF
Trading Symbol	PTLC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Large Cap ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Large Cap ETF	$32	0.60%
[41]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 3,153,451,015
Holdings Count | $ / shares	505
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,153,451,015
Number of Holdings	505
Portfolio Turnover	2%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	7.1%
Nvidia Corp.	6.8%
Microsoft Corp.	6.3%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.6%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla Motors, Inc.	1.4%
Eli Lilly & Co.	1.4%

Top Sectors**	(%)
Information Technology	31.7%
Financials	13.4%
Health Care	11.1%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Cash & Other	4.5%
[42]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Mid Cap ETF
Class Name	Pacer Trendpilot US Mid Cap ETF
Trading Symbol	PTMC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Mid Cap ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot US Mid Cap ETF	$32	0.60%
[43]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 424,046,054
Holdings Count | $ / shares	402
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$424,046,054
Number of Holdings	402
Portfolio Turnover	10%
30-Day SEC Yield	0.86%
30-Day SEC Yield Unsubsidized	0.86%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.0%
Illumina, Inc.	0.8%
Texas Pacific Land Corp.	0.8%
EMCOR Group, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Lennox International, Inc.	0.7%
Expand Energy Corp.	0.6%
Williams-Sonoma, Inc.	0.6%
United Therapeutics Corp.	0.6%
Interactive Brokers Group, Inc.	0.6%

Top Sectors**	(%)
Industrials	22.7%
Financials	17.1%
Consumer Discretionary	13.6%
Health Care	9.7%
Information Technology	9.4%
Real Estate	7.2%
Materials	6.6%
Energy	5.2%
Consumer Staples	4.4%
Cash & Other	4.1%
[44]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows 100 ETF
Class Name	Pacer US Cash Cows 100 ETF
Trading Symbol	COWZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows 100 ETF	$25	0.49%
[45]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 24,921,226,076
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,921,226,076
Number of Holdings	101
Portfolio Turnover	56%
30-Day SEC Yield	1.54%
30-Day SEC Yield Unsubsidized	1.54%

Holdings [Text Block]

Top 10 Issuers	(%)
Airbnb, Inc.	2.3%
Bristol-Myers Squibb Co.	2.2%
Hewlett Packard Enterprise Co.	2.1%
AT&T, Inc.	2.1%
Chevron Corp.	2.1%
Gen Digital, Inc.	2.1%
Expedia Group, Inc.	2.0%
HP, Inc.	2.0%
ConocoPhillips	2.0%
Qualcomm, Inc.	2.0%

Top Sectors**	(%)
Energy	21.5%
Information Technology	20.2%
Consumer Discretionary	19.7%
Industrials	10.3%
Consumer Staples	8.7%
Health Care	8.3%
Materials	6.1%
Communication Services	5.0%
Cash & Other	0.2%
[46]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Growth ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Growth ETF
Class Name	Pacer US Cash Cows Growth ETF
Trading Symbol	BUL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows Growth ETF	$32	0.60%
[47]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 64,018,615
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$64,018,615
Number of Holdings	51
Portfolio Turnover	0%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Booking Holdings, Inc.	5.8%
salesforce.com, Inc.	5.6%
Lululemon Athletica, Inc.	5.1%
Diamondback Energy, Inc.	5.0%
Lam Research Corp.	4.7%
Applied Materials, Inc.	4.7%
NVR, Inc.	3.7%
PulteGroup, Inc.	3.6%
Fortive Corp.	3.3%

Top Sectors**	(%)
Consumer Discretionary	35.5%
Information Technology	24.5%
Industrials	20.2%
Energy	8.1%
Materials	5.9%
Health Care	4.4%
Consumer Staples	1.3%
Cash & Other	0.1%
[48]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Export Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Export Leaders ETF
Class Name	Pacer US Export Leaders ETF
Trading Symbol	PEXL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Export Leaders ETF	$31	0.60%
[49]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 63,458,787
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$63,458,787
Number of Holdings	101
Portfolio Turnover	0%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
Booking Holdings, Inc.	1.2%
Coherent Corp.	1.2%
Altair Engineering, Inc.	1.2%
GXO Logistics, Inc.	1.2%
Rambus, Inc.	1.2%
Jabil, Inc.	1.2%
Garmin Ltd.	1.1%
Baker Hughes Co.	1.1%
Airbnb, Inc.	1.1%

Top Sectors**	(%)
Information Technology	36.5%
Materials	15.1%
Industrials	15.1%
Consumer Discretionary	10.1%
Health Care	7.2%
Energy	6.0%
Communication Services	5.4%
Consumer Staples	4.5%
Cash & Other	0.1%
[50]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Large Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Trading Symbol	COWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Large Cap Cash Cows Growth Leaders ETF	$27	0.49%
[51]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 261,171,710
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$261,171,710
Number of Holdings	100
Portfolio Turnover	60%
30-Day SEC Yield	0.63%
30-Day SEC Yield Unsubsidized	0.63%

Holdings [Text Block]

Top 10 Issuers	(%)
AppLovin Corp.	4.6%
Texas Pacific Land Corp.	3.8%
Ubiquiti, Inc.	3.7%
Nvidia Corp.	2.8%
United Therapeutics Corp.	2.7%
GoDaddy, Inc.	2.2%
Cirrus Logic, Inc.	2.0%
DT Midstream, Inc.	2.0%
Fair Isaac Corp.	1.9%
TKO Group Holdings, Inc.	1.8%

Top Sectors**	(%)
Information Technology	50.2%
Health Care	13.9%
Energy	13.2%
Consumer Discretionary	5.1%
Industrials	5.0%
Communication Services	4.9%
Consumer Staples	3.3%
Materials	2.7%
Utilities	1.6%
Cash & Other	0.1%
[52]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows 100 ETF
Class Name	Pacer US Small Cap Cash Cows 100 ETF
Trading Symbol	CALF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows 100 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows 100 ETF	$29	0.59%
[53]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 8,562,539,184
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,562,539,184
Number of Holdings	99
Portfolio Turnover	54%
30-Day SEC Yield	1.02%
30-Day SEC Yield Unsubsidized	1.02%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Peabody Energy Corp.	2.4%
SkyWest, Inc.	2.4%
Mueller Industries, Inc.	2.4%
Sylvamo Corp.	2.3%
SM Energy Co.	2.2%
Hanesbrands, Inc.	2.1%
Signet Jewelers Ltd.	2.0%
TEGNA, Inc.	2.0%
Andersons, Inc.	1.9%

Top Sectors**	(%)
Consumer Discretionary	27.6%
Energy	17.0%
Industrials	15.8%
Information Technology	13.2%
Health Care	10.4%
Materials	6.4%
Consumer Staples	4.8%
Communication Services	4.7%
Cash & Other	0.1%
[54]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Trading Symbol	CAFG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows Growth Leaders ETF	$31	0.59%
[55]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 17,559,327
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,559,327
Number of Holdings	99
Portfolio Turnover	74%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%

Holdings [Text Block]

Top 10 Issuers	(%)
ADMA Biologics, Inc.	3.7%
Omnicell, Inc.	2.9%
Clear Secure, Inc.	2.7%
Corcept Therapeutics, Inc.	2.6%
Adtalem Global Education, Inc.	2.3%
Frontdoor, Inc.	2.2%
Impinj, Inc.	2.2%
ACI Worldwide, Inc.	2.1%
Mueller Industries, Inc.	2.1%
CSW Industrials, Inc.	2.0%

Top Sectors**	(%)
Health Care	29.7%
Information Technology	25.3%
Industrials	15.8%
Consumer Discretionary	11.6%
Energy	6.5%
Communication Services	3.5%
Consumer Staples	3.2%
Materials	2.8%
Utilities	1.5%
Cash & Other	0.1%
[56]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer WealthShield ETF
Shareholder Report [Line Items]
Fund Name	Pacer WealthShield ETF
Class Name	Pacer WealthShield ETF
Trading Symbol	PWS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer WealthShield ETF	$31	0.60%
[57]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 19,445,339
Holdings Count | $ / shares	221
Investment Company Portfolio Turnover	261.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,445,339
Number of Holdings	221
Portfolio Turnover	261%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%

Holdings [Text Block]

Top 10 Issuers	(%)
Amazon.com, Inc.	7.1%
Apple, Inc.	4.3%
Nvidia Corp.	4.1%
Microsoft Corp.	3.8%
Tesla Motors, Inc.	2.8%
Procter & Gamble Co.	2.8%
Costco Wholesale Corp.	2.8%
NextEra Energy, Inc.	2.7%
Walmart, Inc.	2.6%
Prologis, Inc.	1.9%

Top Sectors**	(%)
Utilities	20.3%
Consumer Staples	20.0%
Real Estate	19.8%
Consumer Discretionary	19.8%
Information Technology	19.2%
Health Care	0.0%
Cash & Other	0.9%
[58]
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
*	Expense ratio is annualized.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Expense ratio is annualized.

[4]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Expense ratio is annualized.

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Expense ratio is annualized.

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Expense ratio is annualized.

[10]
*	Expense ratio is annualized.

[11]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Expense ratio is annualized.

[13]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
*	Expense ratio is annualized.

[15]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Expense ratio is annualized.

[17]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
*	Expense ratio is annualized.

[19]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
*	Expense ratio is annualized.

[21]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
*	Expense ratio is annualized.

[23]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[24]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 16, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[25]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[26]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from August 19, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[27]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[28]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 16, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[29]
*	Expense ratio is annualized.

[30]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[31]
*	Expense ratio is annualized.

[32]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[33]
*	Expense ratio is annualized.

[34]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[35]
*	Expense ratio is annualized.

[36]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[37]
*	Expense ratio is annualized.

[38]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[39]
*	Expense ratio is annualized.

[40]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[41]
*	Expense ratio is annualized.

[42]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[43]
*	Expense ratio is annualized.

[44]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[45]
*	Expense ratio is annualized.

[46]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[47]
*	Expense ratio is annualized.

[48]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[49]
*	Expense ratio is annualized.

[50]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[51]
*	Expense ratio is annualized.

[52]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[53]
*	Expense ratio is annualized.

[54]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[55]
*	Expense ratio is annualized.

[56]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[57]
*	Expense ratio is annualized.

[58]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.